LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                December 31, 2001

                                    (Audited)







This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.
______________________________________________________________________

Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-9056H

Report of  Independent  Accountants

To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

In our opinion, the accompanying combined statement of net assets and the related individual statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 15, 2002

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2001
                                   (Audited)

                                     ASSETS
Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.
1,497,858   qualified shares         (Cost $9,731,715)      $       6,560,614
  279,211   non-qualified shares     (Cost $2,217,006)              1,222,942

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)

   73,808   qualified shares         (Cost $827,252)                  942,534
   23,351   non-qualified shares     (Cost $293,870)                  298,196

Delaware Group Decatur Fund, Inc.

  508,264   qualified shares         (Cost $5,700,555 )             8,599,812
  167,267   non-qualified shares     (Cost $1,752,324 )             2,830,162

Windsor Fund

  394,510   qualified shares         (Cost $4,337,134 )             6,170,136
  100,502   non-qualified shares     (Cost $1,387,324 )             1,571,844

Dreyfus Third Century Fund

  862,991   qualified shares         (Cost $3,690,590 )             7,697,873
   23,393   non-qualified shares     (Cost $114,410 )                 208,662

Windsor Fund B

  200,176   qualified shares         (Cost $3,388,437 )             3,130,754
   67,846   non-qualified shares     (Cost $1,111,475 )             1,061,105

CIGNA High Yield Fund, Inc.

   38,785   qualified shares         (Cost $411,903 )                 178,798
   53,214   non-qualified shares     (Cost $494,769 )                 245,320

Total Assets                                                $      40,718,752

                                   NET ASSETS

Net Assets (Notes 3 and 7):

Seligman Growth Fund, Inc.
  402,638 qualified accumulation units outstanding
                                ($16.2940760 per unit )     $       6,560,614
   94,003 non-qualified accumulation units outstanding
                                ($13.0096080 per unit )             1,222,942

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer
 Fund)
   92,862 qualified accumulation units outstanding
                                ($10.1498300 per unit )               942,534
   30,053 non-qualified accumulation units outstanding
                                ($ 9.9223500 per unit )               298,196

Delaware Group Decatur Fund, Inc.
  311,489 qualified accumulation units outstanding
                                ($27.6087190 per unit )             8,599,812
  105,419 non-qualified accumulation units outstanding
                                ($26.8467930 per unit )             2,830,162

Windsor Fund
  241,843 qualified accumulation units outstanding
                                ($25.5129820 per unit )             6,170,136
   69,705 non-qualified accumulation units outstanding
                                ($22.5499470 per unit )             1,571,844

Dreyfus Third Century Fund
  306,565 qualified accumulation units outstanding
                                ($25.1100830 per unit )             7,697,873
    9,447 non-qualified accumulation units outstanding
                                ($22.0876020 per unit )               208,662

Windsor Fund B
  107,258 qualified accumulation units outstanding
                                ($29.1890020 per unit )             3,130,754
   35,765 non-qualified accumulation units outstanding
                                ($29.6688180 per unit )             1,061,105

CIGNA High Yield Fund, Inc.
   36,327 qualified accumulation units outstanding
                                ($ 4.9219080 per unit )               178,798
   49,262 non-qualified accumulation units outstanding
                                ($ 4.9799100 per unit )               245,320

Net Assets                                                  $      40,718,752

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                                 Seligman           Seligman
                                               Growth Fund        Growth Fund
                                                   Inc.               Inc.
                                                Qualified        Non-Qualified
Investment Income:
Dividends                                      $         0        $         0

Expenses:
Mortality risk and expense fees
 guarantees (Note 3)                                73,242             12,598

Investment income (loss) - net                     (73,242)           (12,598)


Net realized capital gain distributions            305,810             56,805

Net realized gain (loss) on investments:
Proceeds from sale of shares                     2,488,265             95,463
Cost of shares sold                              2,965,843            106,011

Net realized gain (loss) on investments           (477,578)           (10,548)

Change in unrealized appreciation
 (depreciation) in value of investments         (1,673,655)          (362,368)

Net realized and unrealized gain (loss)
 on investments                                 (1,845,423)          (316,111)

Net Increase (Decrease) in Net Assets
 from Operations                               $(1,918,665)       $  (328,709)

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                                Oppenheimer       Oppenheimer
                                                Multiple          Multiple
                                                Strategies        Strategies
                                                Fund              Fund
                                                (formerly         (formerly
                                                Oppenheimer)      Oppenheimer)
                                                Qualified         Non-Qualified

Investment Income:
Dividends                                      $    29,157        $     6,540

Expenses:
Mortality risk and expense fees
 guarantees (Note 3)                                 8,953              1,730

Investment income (loss) - net                      20,204              4,810


Net realized capital gain distributions             26,649              8,262

Net realized gain (loss) on investments:
Proceeds from sale of shares                        62,322             23,782
Cost of shares sold                                 61,970             20,859

Net realized gain (loss) on investments                352              2,923

Change in unrealized appreciation
 (depreciation) in value of investments            (39,771)            (9,153)

Net realized and unrealized gain (loss)
 on investments                                    (12,770)             2,032

Net Increase (Decrease) in Net Assets
 from Operations                                $    7,434        $     6,842

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                                Delaware          Delaware
                                                Group             Group
                                                Decatur           Decatur
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Qualified

Investment Income:
Dividends                                      $   126,685        $    42,636

Expenses:
Mortality risk and expense fees
 guarantees (Note 3)                           $    82,951             28,453

Investment income (loss) - net                      43,734             14,183


Net realized capital gain distributions                  0                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     1,155,526            581,759
Cost of shares sold                                780,431            614,672

Net realized gain (loss) on investments            375,095            (32,913)

Change in unrealized appreciation
(depreciation) in value of investments            (876,020)          (144,268)

Net realized and unrealized gain (loss)
 on investments                                   (500,925)          (177,181)

Net Increase (Decrease) in Net Assets
 from Operations                               $  (457,191)      $   (162,998)

The accompanying notes are an integral part of these financial statements.

                     LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                                    (Audited)
                          Year Ended December 31, 2001

                                                Windsor           Windsor
                                                Fund              Fund
                                                Qualified         Non-Qualified


Investment Income:
Dividends                                      $   120,851        $    29,683

Expenses:
Mortality risk and expense fees
 guarantees (Note 3)                                60,966             14,273

Investment income (loss) - net                      59,885             15,410


Net realized capital gain distributions             81,695             20,772

Net realized gain (loss) on investments:
Proceeds from sale of shares                     1,386,260            163,108
Cost of shares sold                              1,276,648            159,740

Net realized gain (loss) on investments            109,612              3,368

Change in unrealized appreciation
 (depreciation)in value of investments              21,926             29,148

Net realized and unrealized gain (loss)
 on investments                                    213,233             53,288

Net Increase (Decrease) in Net Assets
 from Operations                               $   273,118        $    68,698

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                                Dreyfus           Dreyfus
                                                Third Century     Third Century
                                                Fund              Fund
                                                Qualifed          Non-Qualified

Investment Income:
Dividends                                      $          0       $         0

Expenses:
Mortality  risk and expense fees
 guarantees  (Note 3)                                80,712             2,474

Investment income (loss) - net                      (80,712)           (2,474)

Net realized capital gain distributions              63,689             1,698

Net realized gain (loss) on investments:
Proceeds from sale of shares                        878,526            63,566
Cost of shares sold                               1,017,944            83,901

Net realized gain (loss) on investments            (139,418)          (20,335)

Change in unrealized appreciation
 (depreciation) in value of investments          (2,438,420)          (63,407)

Net realized and unrealized gain (loss)
 on investments                                  (2,514,149)          (82,044)

Net Increase (Decrease) in Net Assets
 from Operations                               $ (2,594,861)      $   (84,518)

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                         Year Ended December 31, 2001

                                                Windsor           Windsor
                                                Fund B            Fund B
                                                Qualified         Non-Qualified
Investment Income:
Dividends                                      $     59,099       $    19,768

Expenses:
Mortality risk and expense fees
 guarantees (Note 3)                                 28,502             9,381

Investment income (loss) - net                       30,597            10,387


Net realized capital gain distributions              41,403            14,025

Net realized gain (loss) on investments:
Proceeds from sale of shares                        200,659            11,679
Cost of shares sold                                 189,152            11,400

Net realized gain (loss) on investments              11,507               279

Change in unrealized appreciation
 (depreciation) in value of investments              58,465            23,573

Net realized and unrealized gain (loss)
 on investments                                     111,375            37,877

Net Increase (Decrease) in Net Assets
 from Operations                               $    141,972       $    48,264

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                   (Audited)
                          Year Ended December 31, 2001

                                                CIGNA            CIGNA
                                                High Yield       High Yield
                                                Fund, Inc.       Fund, Inc.
                                                Qualified        Non-Qualified

Investment Income:
Dividends                                      $     30,895       $    51,266

Expenses:
Mortality risk and expense fees
 guarantees (Note 3)                                  2,246             3,726

Investment income (loss) - net                       28,649            47,540


Net realized capital gain distributions                   0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         64,695           346,893
Cost of shares sold                                 101,050           584,625

Net realized gain (loss) on investments             (36,355)         (237,732)

Change in unrealized appreciation
 (depreciation) in value of investments              (3,217)          173,831

Net realized and unrealized gain (loss)
 on investments                                     (39,572)          (63,901)

Net Increase (Decrease) in Net Assets
 from Operations                               $    (10,923)      $   (16,361)

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

Year Ended December 31, 2001
                                                Seligman          Seligman
                                                Growth            Growth
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
 from Operations:
Investment income (loss) - net                 $    (73,242)      $   (12,598)
Realized capital gain distributions                 305,810            56,805
Net realized gain (loss) on investments            (477,578)          (10,548)
Change in unrealized appreciation
 (depreciation) in value of investments          (1,673,655)         (362,368)

Net increase (decrease) in net assets
 from operations                                 (1,918,665)         (328,709)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                6,170                 0
Net contract surrenders and
 transfers out (Note 3)                          (2,120,653)          (68,799)
Benefit payments to annuitants                     (103,811)          (14,066)

Net Increase (Decrease) from
 accumulation unit transactions                  (2,218,294)          (82,865)

Net Increase (Decrease) in Net Assets          $ (4,136,959)      $ ($411,574)
Net Assets:
Net assets at December 31, 2000                $ 10,697,573       $ 1,634,516

Net assets at December 31, 2001                $  6,560,614       $ 1,222,942


Year Ended December 31, 2000

                                                Seligman          Seligman
                                                Growth            Growth
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                        $    128,359       $    19,627
Realized capital gain distributions               2,378,304           357,800
Net realized gain (loss) on investments             480,889            33,390
Change in unrealized appreciation
 (depreciation) in value of investments          (5,157,324)         (741,235)

Net increase (decrease) in net assets
 from operations                                 (2,169,772)         (330,418)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                6,742               180
Net contract surrenders and
 transfers out (Note 3)                          (2,307,581)          (79,894)
Benefit payments to annuitants                      (79,658)         (163,203)

Net Increase (Decrease) from
 accumulation unit transactions                  (2,380,497)         (242,917)

Net Increase (Decrease) in Net Assets            (4,550,269)         (573,335)
Net Assets:
Net assets at December 31, 1999                  15,247,842         2,207,851

Net assets at December 31, 2000                $ 10,697,573       $ 1,634,516

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

 Year Ended December 31, 2001
                                                Oppenheimer       Oppenheimer
                                                Multiple          Multiple
                                                Strategies        Strategies
                                                Fund              Fund
                                                (formerly         (formerly
                                                Oppenheimer       Oppenheimer
                                                Fund)             Fund)
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net                 $     20,204       $     4,810
Realized capital gain distributions                  26,649             8,262
Net realized gain (loss) on investments                 352             2,923
Change in unrealized appreciation
 (depreciation) in value of investments             (39,771)           (9,153)

Net increase (decrease) in net assets
 from operations                                      7,434             6,842


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                   56           159,435
Net contract surrenders and
 transfers out (Note 3)                             (48,128)          (21,000)
Benefit payments to annuitants                       (5,297)           (1,161)

Net Increase (Decrease) from
 accumulation unit transactions                     (53,369)          137,274

Net Increase (Decrease) in Net Assets          $    (45,935)      $   144,116
Net Assets:
Net assets at December 31, 2000                $    988,469       $   154,080

Net assets at December 31, 2001                $    942,534       $   298,196


Year Ended December 31, 2000
                                                Oppenheimer       Oppenheimer
                                                Multiple          Multiple
                                                Strategies        Strategies
                                                Fund              Fund
                                                (formerly         (formerly
                                                Oppenheimer       Oppenheimer
                                                Fund)             Fund)
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                        $     28,550       $     4,376
Realized capital gain distributions                  47,153             7,295
Net realized gain (loss) on investments              51,345             1,004
Change in unrealized appreciation
 (depreciation) in value of investments             (67,864)           (3,407)

Net increase (decrease) in net assets
 from operations                                     59,184             9,268


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                  404                 0
Net contract surrenders and
 transfers out (Note 3)                            (224,838)          (13,771)
Benefit payments to annuitants                       (6,548)           (1,209)

Net Increase (Decrease) from
 accumulation unit transactions                    (230,982)          (14,980)

Net Increase (Decrease) in Net Assets              (171,798)           (5,712)
Net Assets:
Net assets at December 31, 1999                   1,160,267           159,792

Net assets at December 31, 2000                $    988,469       $   154,080

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

Year Ended December 31, 2001
                                                Delaware          Delaware
                                                Group             Group
                                                Decatur           Decatur
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net                 $     43,734       $    14,183
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments             375,095           (32,913)
Change in unrealized appreciation
 (depreciation) in value of investments            (876,020)         (144,268)

Net increase (decrease) in net assets
 from operations                                   (457,191)         (162,998)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               18,781                 0
Net contract surrenders and
 transfers out (Note 3)                          (1,021,265)         (342,636)
Benefit payments to annuitants                      (67,013)         (109,352)

Net Increase (Decrease) from
 accumulation unit transactions                  (1,069,497)         (451,988)

Net Increase (Decrease) in Net Assets          $ (1,526,688)      $  (614,986)
Net Assets:
Net assets at December 31, 2000                $ 10,126,500       $ 3,445,148

Net assets at December 31, 2001                $  8,599,812       $ 2,830,162


Year Ended December 31, 2000
                                                Delaware          Delaware
                                                Group             Group
                                                Decatur           Decatur
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified


Increase (Decrease) in net assets
from Operations:
Investment income - net                        $    144,929       $    42,149
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments            (501,256)          (40,868)
Change in unrealized appreciation
 (depreciation) in value of investments             961,725           256,448

Net increase (decrease) in net assets
 from operations                                    605,398           257,729


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               25,194                 0
Net contract surrenders and
 transfers out (Note 3)                          (4,059,573)         (326,372)
Benefit payments to annuitants                     (241,709)          (43,564)

Net Increase (Decrease) from
 accumulation unit transactions                  (4,276,088)         (369,936)

Net Increase (Decrease) in Net Assets            (3,670,690)         (112,207)
Net Assets:
Net assets at December 31, 1999                  13,797,190         3,557,355

Net assets at December 31, 2000                $ 10,126,500       $ 3,445,148

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

Year Ended December 31, 2001
                                                Windsor           Windsor
                                                Fund              Fund
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net                 $     59,885       $    15,410
Realized capital gain distributions                  81,695            20,772
Net realized gain (loss) on investments             109,612             3,368
Change in unrealized appreciation
 (depreciation) in value of investments              21,926            29,148

Net increase (decrease) in net assets
 from operations                                    273,118            68,698


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               54,528            95,129
Net contract surrenders and
 transfers out (Note 3)                          (1,236,101)         (149,664)
Benefit payments to annuitants                     (112,287)                0

Net Increase (Decrease) from
 accumulation unit transactions                  (1,293,860)          (54,535)

Net Increase (Decrease) in Net Assets          $ (1,020,742)      $   $14,163
Net Assets:
Net assets at December 31, 2000                $  7,190,878       $ 1,557,681

Net assets at December 31, 2001                $  6,170,136       $ 1,571,844


Year Ended December 31, 2000
                                                Windsor           Windsor
                                                Fund              Fund
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                        $     53,887       $    10,131
Realized capital gain distributions                 764,543           165,446
Net realized gain (loss) on investments             196,096             6,079
Change in unrealized appreciation
 (depreciation) in value of investments            (109,413)           31,929

Net increase (decrease) in net assets
 from operations                                    905,113           213,585


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                              150,468                 0
Net contract surrenders and
 transfers out (Note 3)                          (1,808,487)         (456,086)
Benefit payments to annuitants                      (99,789)                0

Net Increase (Decrease) from
 accumulation unit transactions                  (1,757,808)         (456,086)

Net Increase (Decrease) in Net Assets              (852,695)         (242,501)
Net Assets:
Net assets at December 31, 1999                   8,043,573         1,800,182

Net assets at December 31, 2000                $  7,190,878       $ 1,557,681

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

Year Ended December 31, 2001
                                                Dreyfus           Dreyfus
                                                Third Century     Third Century
                                                Fund              Fund
                                                Qualifed          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net                 $    (80,712)      $    (2,474)
Realized capital gain distributions                  63,689             1,698
Net realized gain (loss) on investments            (139,418)          (20,335)
Change in unrealized appreciation
 (depreciation) in value of investments          (2,438,420)          (63,407)

Net increase (decrease) in net assets
 from operations                                 (2,594,861)          (84,518)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                6,115                 0
Net contract surrenders and
 transfers out (Note 3)                            (747,693)          (60,325)
Benefit payments to annuitants                      (54,193)             (766)

Net Increase (Decrease) from
 accumulation unit transactions                    (795,771)          (61,091)

Net Increase (Decrease) in Net Assets          $ (3,390,632)      $  (145,609)
Net Assets:
Net assets at December 31, 2000                $ 11,088,505       $   354,271

Net assets at December 31, 2001                $  7,697,873       $   208,662


Year Ended December 31, 2000
                                                Dreyfus           Dreyfus
                                                Third Century     Third Century
                                                Fund              Fund
                                                Qualifed          Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                        $    (46,177)      $    (1,390)
Realized capital gain distributions                 747,941            23,589
Net realized gain (loss) on investments              11,257             2,176
Change in unrealized appreciation
 (depreciation) in value of investments          (2,540,097)          (79,633)

Net increase (decrease) in net assets
 from operations                                 (1,827,076)          (55,258)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                2,497                 0
Net contract surrenders and
 transfers out (Note 3)                          (1,172,226)          (23,725)
Benefit payments to annuitants                      (25,656)           (1,096)

Net Increase (Decrease) from
 accumulation unit transactions                  (1,195,385)          (24,821)

Net Increase (Decrease) in Net Assets            (3,022,461)          (80,079)
Net Assets:
Net assets at December 31, 1999                  14,110,966           434,350

Net assets at December 31, 2000                $ 11,088,505       $   354,271

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

Year Ended December 31, 2001
                                                Windsor           Windsor
                                                Fund B            Fund B
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net                 $     30,597       $    10,387
Realized capital gain distributions                  41,403            14,025
Net realized gain (loss) on investments              11,507               279
Change in unrealized appreciation
 (depreciation) in value of investments              58,465            23,573

Net increase (decrease) in net assets
 from operations                                    141,972            48,264


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               16,620                 0
Net contract surrenders and
 transfers out (Note 3)                            (155,065)                0
Benefit payments to annuitants                      (33,712)           (2,298)

Net Increase (Decrease) from
 accumulation unit transactions                    (172,157)           (2,298)

Net Increase (Decrease) in Net Assets          $    (30,185)      $    45,966
Net Assets:
Net assets at December 31, 2000                $  3,160,939       $ 1,015,139

Net assets at December 31, 2001                $  3,130,754       $ 1,061,105


Year Ended December 31, 2000

                                                Windsor           Windsor
                                                Fund B            Fund B
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                        $     23,406       $     5,774
Realized capital gain distributions                 336,566           107,844
Net realized gain (loss) on investments               4,370            33,889
Change in unrealized appreciation
 (depreciation) in value of investments              25,231            (2,191)

Net increase (decrease) in net assets
 from operations                                    389,573           145,316


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                               28,909                 0
Net contract surrenders and
 transfers out (Note 3)                          (1,055,616)         (682,005)
Benefit payments to annuitants                       (9,103)           (2,230)

Net Increase (Decrease) from
 accumulation unit transactions                  (1,035,810)         (684,235)

Net Increase (Decrease) in Net Assets              (646,237)         (538,919)
Net Assets:
Net assets at December 31, 1999                   3,807,176         1,554,058

Net assets at December 31, 2000               $   3,160,939       $ 1,015,139

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)

Year Ended December 31, 2001
                                                CIGNA             CIGNA
                                                High Yield        High Yield
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss)- net                  $     28,649       $    47,540
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments             (36,355)         (237,732)
Change in unrealized appreciation
 (depreciation) in value of investments              (3,217)          173,831

Net increase (decrease) in net assets
 from operations                                    (10,923)          (16,361)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                    0                 0
Net contract surrenders and
 transfers out (Note 3)                             (61,276)         (338,667)
Benefit payments to annuitants                       (1,123)           (4,500)

Net Increase (Decrease) from
 accumulation unit transactions                     (62,399)         (343,167)

Net Increase (Decrease) in Net Assets          $    (73,322)      $  (359,528)
Net Assets:
Net assets at December 31, 2000                $    252,120       $   604,848

Net assets at December 31, 2001                $    178,798       $   245,320


Year Ended December 31, 2000

                                                CIGNA             CIGNA
                                                High Yield        High Yield
                                                Fund, Inc.        Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income                              $     35,103       $    89,811
Realized capital gain distributions                       0                 0
Net realized gain (loss) on investments             (11,003)          (38,254)
Change in unrealized appreciation
 (depreciation) in value of investments            (106,527)         (258,801)

Net increase (decrease) in net assets
 from operations                                    (82,427)         (207,244)


Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                                    0                 0
Net contract surrenders and
 transfers out (Note 3)                             (37,082)         (150,675)
Benefit payments to annuitants                      (14,952)           (4,159)

Net Increase (Decrease) from
 accumulation unit transactions                     (52,034)         (154,834)

Net Increase (Decrease) in Net Assets              (134,461)         (362,078)
Net Assets:
Net assets at December 31, 1999                     386,581           966,926

Net assets at December 31, 2000                $    252,120       $   604,848

The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2001; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2001 were $70,169 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers and surrenders for the year ended December 31, 2001 were as follows:

         Transfers between Separate
           Account A subdivisions           $     95,129

         Transfers from the General
           Account                          $    191,536

         Transfers to the General
           Account                          $    547,748

         Surrenders from the Separate
           Account A subdivisions           $  5,823,524


LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 2001, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2002, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

Year Ended December 31, 2001

The changes in the number of accumulation units (the measure of ownership in the
Separate   Account)  during  the  year  ending  December  31,  2001,  and  units outstanding at December 31, 2001 were as follows:


                                             Seligman            Seligman
                                             Growth Fund         Growth Fund
                                             Inc.                Inc.
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       530,109             100,436

Units purchased and transfers in             335                 0

Benefits, surrenders and transfers out       (127,806)           (6,433)

Units outstanding at December 31, 2001       402,638             94,003



                                             Oppenheimer         Oppenheimer
                                             Multiple            Multiple
                                             Strategies          Strategies
                                             Fund                Fund
                                             (formerly           (formerly
                                             Oppenheimer         Oppenheimer
                                             Fund )              Fund )
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       98,166              15,649

Units purchased and transfers in             5                   16,592

Benefits, surrenders and transfers out       (5,309)             (2,188)

Units outstanding at December 31, 2001       92,862              30,053



                                             Delaware            Delaware
                                             Group               Group
                                             Decatur             Decatur
                                             Fund, Inc.          Fund, Inc.
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       349,431             122,338

Units purchased and transfers in             675                 0

Benefits, surrenders and transfers out       (38,617)            (16,919)

Units outstanding at December 31, 2001       311,489             105,419

                                             Windsor             Windsor
                                             Fund                Fund
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       295,312             72,380

Units purchased and transfers in             2,235               4,412

Benefits, surrenders and transfers out       (55,704)            (7,087)

Units outstanding at December 31, 2001       241,843             69,705


                                             Dreyfus Third       Dreyfus Third
                                             Century Fund        Century Fund
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       333,848             12,125

Units purchased and transfers in             200                 0

Benefits, surrenders and transfers out       (27,483)            (2,678)

Units outstanding at December 31, 2001       306,565             9,447



                                             Windsor             Windsor
                                             Fund B              Fund B
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       113,361             35,851

Units purchased and transfers in             629                 0

Benefits, surrenders and transfers out       (6,732)             (86)

Units outstanding at December 31, 2001       107,258             35,765

                                             CIGNA               CIGNA
                                             High Yield          High Yield
                                             Fund, Inc.          Fund, Inc.
                                             Qualified           Non-Qualified

Units outstanding at December 31, 2000       49,041              116,052

Units purchased and transfers in             0                   0

Benefits, surrenders and transfers out       (12,714)            (66,790)

Units outstanding at December 31, 2001       36,327              49,262

The accumulation units for thirteen of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2001, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                Accumulation     Aggregate
                                                Units            Value

Seligman Growth Fund, Inc. Qualified            33,466           $  545,298
Seligman Growth Fund, Inc. Non-Qualified        6,249            $   81,297
Oppenheimer Multiple Strategies Fund (formerly
Oppenheimer Fund) Qualified                     1,696            $   17,214
Oppenheimer Multiple Strategies Fund (formerly
Oppenheimer Fund) Non-Qualified                 1,232            $   12,224
Delaware Group Decatur
 Fund, Inc. Qualified                           23,215           $  640,936
Delaware Group Decatur
 Fund, Inc. Non-Qualified                       18,688           $  501,713
Windsor Fund Qualified                          40,330           $1,028,939
Dreyfus Third Century Qualified                 14,947           $  375,320
Dreyfus Third Century Non-Qualified             339              $    7,488
Windsor Fund B Qualified                        8,626            $  251,784
Windsor Fund B Non-Qualified                    1,168            $   34,653
AIM High Yield Qualified                        3,316            $   16,321
AIM High Yield Non-Qualified                    11,573           $   57,632


                                                Monthly          Annuity
                                                Annuity Units    Unit Value
Seligman Growth Fund, Inc. Qualified            1,266           $  5.5775326
Seligman Growth Fund, Inc. Non-Qualified          243           $  4.4541662
Oppenheimer Multiple Strategies Fund (formerly
 Oppenheimer Fund) Qualified                      192           $  3.4901118
Oppenheimer Multiple Strategies Fund (formerly
 Oppenheimer Fund) Non-Qualified                   47           $  3.4130062
Delaware Group Decatur
 Fund, Inc. Qualified                           3,031           $  9.6097145
Delaware Group Decatur
 Fund, Inc. Non-Qualified                         603           $  9.2007323
Windsor Fund Qualified                          1,367           $  8.7756067
Dreyfus Third Century Qualified                   725           $  4.5526675
Dreyfus Third Century Non-Qualified                19           $  4.4920742
Windsor Fund B Qualified                          473           $  3.5120338
Windsor Fund B Non-Qualified                      103           $  2.2425801
AIM High Yield Qualified                           83           $  2.4831182
AIM High Yield Non-Qualified                      501           $  0.7065662

Separate Account A
Note 8. Expense Ratios and Net Investment Income Ratios
Year Ended December 31, 2001

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the year ended December 31, 2001 were as follows:

Seligman Growth Fund
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01  402,638  $16.2940760  $ 6,561     0.90%        0.00%       -23.58%
12/31/00  530,109  $20.1799500  $10,698     0.90%        1.81%       -15.42%
12/31/99  627,027  $24.3176780  $15,248     0.90%        0.00%        26.93%
12/31/98  668,941  $18.8328838  $12,598     0.90%        0.15%        29.69%
12/31/97  720,560  $14.0496790  $10,124     0.90%        0.00%        15.76%

Seligman Growth Fund
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   94,003  $13.0096080  $ 1,223     0.90%        0.00%       -23.48%
12/31/00  100,436  $16.2742050  $ 1,635     0.90%        1.84%       -15.87%
12/31/99  112,479  $19.6290060  $ 2,208     0.90%        0.00%        26.96%
12/31/98  120,334  $15.2044482  $ 1,830     0.90%        0.15%        29.45%
12/31/97  128,134  $11.3424352  $ 1,453     0.90%        0.00%        15.44%

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   92,862  $10.1498300  $   943     0.90%        2.93%         0.75%
12/31/00   98,166  $10.0693630  $   988     0.90%        3.60%         5.60%
12/31/99  121,783  $ 9.5273310  $ 1,160     0.90%        4.18%         9.41%
12/31/98  161,220  $ 8.6900984  $ 1,401     0.90%        3.47%         5.74%
12/31/97  179,887  $ 8.1906645  $ 1,473     0.90%        3.55%        24.36%

Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund)
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   30,053  $ 9.9223500  $   298     0.90%        3.40%         3.56%
12/31/00   15,649  $ 9.8459950  $   154     0.90%        3.65%         5.82%
12/31/99   17,141  $ 9.3222380  $   160     0.90%        4.10%         9.31%
12/31/98   32,314  $ 8.5088610  $   275     0.90%        3.47%         6.17%
12/31/97   34,996  $ 8.0161745  $   281     0.90%        3.87%        18.73%

Delaware Group Decatur Fund, Inc.
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01  311,489  $27.6087190  $ 8,600     0.90%        1.37%        -4.96%
12/31/00  349,431  $28.9799690  $10,126     0.90%        2.27%         5.73%
12/31/99  516,817  $26.6964700  $13,797     0.90%        2.70%        -4.25%
12/31/98  552,419  $27.9435233  $15,437     0.90%        5.24%         8.47%
12/31/97  584,884  $25.6612671  $15,009     0.90%        6.90%        25.07%

Delaware Group Decatur Fund, Inc.
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01  105,419  $26.8467930  $ 2,830     0.90%        1.35%        -5.16%
12/31/00  122,338  $28.1609020  $ 3,445     0.90%        2.22%         8.08%
12/31/99  137,069  $25.9530220  $ 3,557     0.90%        2.68%        -4.33%
12/31/98  158,694  $27.1873978  $ 4,314     0.90%        5.25%         8.65%
12/31/97  171,929  $24.9670942  $ 4,293     0.90%        6.93%        24.89%

Windsor Fund
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01  241,843  $25.5129820  $ 6,170     0.90%        1.78%         4.03%
12/31/00  295,312  $24.3501030  $ 7,191     0.90%        1.67%        12.97%
12/31/99  379,625  $21.1882080  $ 8,044     0.90%        3.37%        11.46%
12/31/98  645,749  $19.1545280  $12,369     0.90%        1.36%         0.63%
12/31/97  747,640  $19.1681770  $14,331     0.90%        5.99%        19.21%

Windsor Fund
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   69,705  $22.5499470  $ 1,572     0.90%        1.87%         4.33%
12/31/00   72,380  $21.5208780  $ 1,558     0.90%        1.54%        13.57%
12/31/99   96,078  $18.7366770  $ 1,800     0.90%        4.07%         9.68%
12/31/98   93,494  $16.9412110  $ 1,584     0.90%        1.44%        -0.09%
12/31/97   93,494  $16.9565330  $ 1,585     0.90%        6.30%        18.15%

Dreyfus Third Century Fund
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01  306,565  $25.1100830  $ 7,698     0.90%        0.00%       -28.93%
12/31/00  333,848  $33.2142320  $11,089     0.90%        0.55%       -14.04%
12/31/99  367,152  $38.4335800  $14,111     0.90%        1.67%        26.27%
12/31/98  393,324  $29.7933722  $11,718     0.90%        1.76%        25.71%
12/31/97  423,700  $23.0607006  $ 9,771     0.90%        2.63%        24.42%

Dreyfus Third Century Fund
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01    9,447  $22.0876020   $  209     0.90%        0.00%       -30.75%
12/31/00   12,125  $29.2181990   $  354     0.90%        0.56%       -13.70%
12/31/99   12,832  $33.8489830   $  434     0.90%        1.57%        23.53%
12/31/98   13,414  $26.2388530   $  352     0.90%        1.61%        24.25%
12/31/97   14,428  $20.3369424   $  293     0.90%        2.64%        24.46%

Windsor Fund B
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01  107,258  $29.1890020  $ 3,131     0.90%        1.87%         4.48%
12/31/00  113,361  $27.8838330  $ 3,161     0.90%        1.64%        12.36%
12/31/99  156,228  $24.3693580  $ 3,807     0.90%        3.82%        10.24%
12/31/98  178,420  $22.0704046  $ 3,938     0.90%        0.59%         0.80%
12/31/97  198,377  $22.1124538  $ 4,387     0.90%        6.15%        18.33%

Windsor Fund B
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   35,765  $29.6688180  $ 1,061     0.90%        1.90%         4.63%
12/31/00   35,851  $28.3155070  $ 1,015     0.90%        1.38%        12.04%
12/31/99   63,049  $24.6484140  $ 1,554     0.90%        3.82%        11.10%
12/31/98   76,345  $22.2896527  $ 1,702     0.90%        1.43%         0.19%
12/31/97   78,031  $22.3088893  $ 1,741     0.90%        6.14%        18.46%

CIGNA High Yield Fund, Inc.
Qualified                       Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   36,327  $ 4.9219080  $   179     0.90%       12.38%        -4.38%
12/31/00   49,041  $ 5.1410040  $   252     0.90%       12.00%       -26.06%
12/31/99   56,999  $ 6.7822420  $   387     0.90%       10.48%         1.46%
12/31/98   68,220  $ 6.7034531  $   457     0.90%        9.44%        -5.93%
12/31/97   72,762  $ 7.1270678  $   519     0.90%        9.10%        11.13%

CIGNA High Yield Fund, Inc.
Non-Qualified                   Net      Expenses as a  Investment
                   Unit         Assets   % of Average   Income       Total
          Units    Value        (000s)   Net Assets     Ratio        Return
12/31/01   49,262  $ 4.9799100  $  245      0.90%       12.38%        -3.95%
12/31/00  116,052  $ 5.2118730  $  605      0.90%       11.95%       -25.49%
12/31/99  140,410  $ 6.8864490  $  967      0.90%       10.48%         1.31%
12/31/98  174,846  $ 6.8065435  $1,190      0.90%        9.68%        -7.28%
12/31/97  131,589  $ 7.2365297  $  952      0.90%        9.07%        10.93%